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   UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                              Form 13F
                        FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2011
Check here if Amendment [   ]; Amendment Number:
                                                ------
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Motley Fool Asset Management LLC

Address: 2000 Duke St, Suite 175, Alexandria, VA 22314

Form 13F File Number: 028-14177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Philip Biedronski

Title: Treasurer

Phone: 703-254-1566

Signature, Place, and Date of Signing:


/s/ Philip Biedronski              Alexandria, VA           November 8, 2011
----------------------------  --------------------------  ----------------------
         [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number          Name
28-

[Repeat as necessary.]

                                FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total:   183,242


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number    Name
None

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
        COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------ -------------- --------- ------------- ------------------- ---------- ---------- --------------------------
                                                      VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------ -------------- --------- ------------- ---------- --- ---- ---------- ---------- -------- -------- --------
WELLPOINT, INC.          Common Stock   94973V107       7,827      119,897 SHS            SOLE             119,897
HCC INSURANCE HOLDINGS,
 INC.                    Common Stock   404132102       7,228      267,200 SHS            SOLE             267,200
Telefonica S.A.          American
                         Depository
                         Receipt (ADR)  879382208       6,603      345,359 SHS            SOLE             345,359
INFINERA CORPORATION     Common Stock   45667G103       5,949      770,590 SHS            SOLE             770,590
DENBURY RESOURCES INC.   Common Stock   247916208       5,673      493,300 SHS            SOLE             493,300
Markel Corporation       Common Stock   570535104       5,607       15,700 SHS            SOLE              15,700
LOEWS CORPORATION        Common Stock   540424108       5,414      156,690 SHS            SOLE             156,690
POSCO                    American
                         Depository
                         Receipt (ADR)  693483109       5,358       70,491 SHS            SOLE              70,491
YUM! BRANDS, INC.        Common Stock   988498101       5,341      108,132 SHS            SOLE             108,132
BERKSHIRE HATHAWAY INC.  Common Stock   084670108       5,340           50 SHS            SOLE                  50
GOOGLE INC.              Common Stock   38259P508       4,764        9,250 SHS            SOLE               9,250
HURON CONSULTING GROUP
 INC.                    Common Stock   447462102       4,640      149,068 SHS            SOLE             149,068
NATUS MEDICAL
 INCORPORATED            Common Stock   639050103       4,396      462,200 SHS            SOLE             462,200
Brookfield Asset
 Management Inc.         Common Stock   112585104       4,308      156,374 SHS            SOLE             156,374
ANNALY CAPITAL           Real Estate
 MANAGEMENT, INC.        Investment
                         Trust (REIT)   035710409       4,307      258,989 SHS            SOLE             258,989
UNDER ARMOUR, INC.       Common Stock   904311107       4,297       64,705 SHS            SOLE              64,705
PAYCHEX, INC.            Common Stock   704326107       4,000      151,702 SHS            SOLE             151,702
BROOKFIELD
 INFRASTRUCTURE
 PARTNERS L.P.           Unit           G16252101       3,971      163,127 SHS            SOLE             163,127
INNOPHOS HOLDINGS, INC.  Common Stock   45774N108       3,775       94,664 SHS            SOLE              94,664
BECTON, DICKINSON AND
 COMPANY                 Common Stock   075887109       3,681       50,200 SHS            SOLE              50,200
DUPONT FABROS            Real Estate
 TECHNOLOGY, INC.        Investment
                         Trust (REIT)   26613Q106       3,122      158,550 SHS            SOLE             158,550
DR.REDDY'S LABORATORIES  American
 LTD                     Depository
                         Receipt (ADR)  256135203       2,985      100,177 SHS            SOLE             100,177
OLAM INTERNATIONAL
 LIMITED                 Common Stock   Y6421B106       2,934    1,686,139 SHS            SOLE           1,686,139
BRF - Brasil Foods S.A.  American
                         Depository
                         Receipt (ADR)  10552T107       2,782      158,704 SHS            SOLE             158,704
PENN NATIONAL GAMING,
 INC.                    Common Stock   707569109       2,753       82,700 SHS            SOLE              82,700
CRESUD SOCIEDAD ANONIMA  American
 COMERCIAL INMOBILIARIA  Depository
                         Receipt (ADR)  226406106       2,711      250,596 SHS            SOLE             250,596
CROWN HOLDINGS, INC.     Common Stock   228368106       2,596       84,800 SHS            SOLE              84,800
COSTCO WHOLESALE
 CORPORATION             Common Stock   22160K105       2,428       29,558 SHS            SOLE              29,558
FLOWSERVE CORPORATION    Common Stock   34354P105       2,416       32,650 SHS            SOLE              32,650
CISCO SYSTEMS, INC.      Common Stock   17275R102       2,403      155,000 SHS            SOLE             155,000
BIG LOTS, INC.           Common Stock   089302103       2,368       68,000 SHS            SOLE              68,000
China Mobile Limited     American
                         Depository
                         Receipt (ADR)  16941M109       2,209       45,340 SHS            SOLE              45,340
FUNDTECH LTD.            Common Stock   M47095100       2,149       93,102 SHS            SOLE              93,102
SBA COMMUNICATIONS
 CORPORATION             Common Stock   78388J106       2,146       62,250 SHS            SOLE              62,250
ENSTAR GROUP LIMITED     Common Stock   G3075P101       2,144       22,510 SHS            SOLE              22,510
AMERICAN TOWER
 CORPORATION             Common Stock   029912201       2,135       39,686 SHS            SOLE              39,686
INTL FCSTONE INC.        Common Stock   46116V105       1,948       93,813 SHS            SOLE              93,813
Philip Morris
 International Inc.      Common Stock   718172109       1,876       30,072 SHS            SOLE              30,072
COVIDIEN PUBLIC LIMITED
 COMPANY                 Common Stock   G2554F113       1,808       41,000 SHS            SOLE              41,000
AMERICAN INTERNATIONAL   Preferred
 GROUP, INC.             Stock          026874859       1,808       78,600 SHS            SOLE              78,600
ASTRAZENECA PLC          American
                         Depository
                         Receipt (ADR)  046353108       1,779       40,100 SHS            SOLE              40,100
MCDONALD'S CORPORATION   Common Stock   580135101       1,684       19,177 SHS            SOLE              19,177
OCCIDENTAL PETROLEUM
 CORPORATION             Common Stock   674599105       1,619       22,645 SHS            SOLE              22,645
HORSEHEAD HOLDING CORP.  Common Stock   440694305       1,593      214,700 SHS            SOLE             214,700
SCHWEITZER-MAUDUIT
 INTERNATIONAL, INC.     Common Stock   808541106       1,564       28,000 SHS            SOLE              28,000
THOR INDUSTRIES, INC.    Common Stock   885160101       1,550       69,988 SHS            SOLE              69,988
RETAIL OPPORTUNITY
 INVESTMENTS CORP.       Common Stock   76131N101       1,546      139,560 SHS            SOLE             139,560
Otter Tail Corporation   Common Stock   689648103       1,386       75,725 SHS            SOLE              75,725
ZIMMER HOLDINGS, INC.    Common Stock   98956P102       1,337       25,000 SHS            SOLE              25,000
TRIMAS CORPORATION       Common Stock   896215209       1,289       86,800 SHS            SOLE              86,800
FORMFACTOR, INC.         Common Stock   346375108       1,265      203,100 SHS            SOLE             203,100
INTUITIVE SURGICAL, INC. Common Stock   46120E602       1,246        3,420 SHS            SOLE               3,420
LEVEL 3 COMMUNICATIONS,
 INC.                    Common Stock   52729N100       1,235      828,760 SHS            SOLE             828,760
QUEST DIAGNOSTICS
 INCORPORATED            Common Stock   74834L100       1,185       24,000 SHS            SOLE              24,000
MFC Industrial Ltd.      Common Stock   88102D103       1,183      174,514 SHS            SOLE             174,514
FLOW INTERNATIONAL
 CORPORATION             Common Stock   343468104       1,157      523,400 SHS            SOLE             523,400
RED ROBIN GOURMET
 BURGERS, INC.           Common Stock   75689M101       1,084       45,000 SHS            SOLE              45,000
NVIDIA CORPORATION       Common Stock   67066G104       1,026       82,000 SHS            SOLE              82,000
DIAMOND HILL INVESTMENT
 GROUP, INC.             Common Stock   25264R207         934       13,453 SHS            SOLE              13,453
THE MEN'S WEARHOUSE,
 INC.                    Common Stock   587118100         900       34,500 SHS            SOLE              34,500
HECKMANN CORPORATION     Common Stock   422680108         857      162,000 SHS            SOLE             162,000
TRACTOR SUPPLY COMPANY   Common Stock   892356106         807       12,900 SHS            SOLE              12,900
LABORATORY CORPORATION
 OF AMERICA HOLDINGS     Common Stock   50540R409         705        8,920 SHS            SOLE               8,920
BARRETT BUSINESS
 SERVICES, INC.          Common Stock   068463108         644       46,200 SHS            SOLE              46,200
DREW INDUSTRIES
 INCORPORATED            Common Stock   26168L205         576       28,811 SHS            SOLE              28,811
KAPSTONE PAPER AND
 PACKAGING CORPORATION   Common Stock   48562P103         572       41,200 SHS            SOLE              41,200
INTERNATIONAL SPEEDWAY
 CORPORATION             Common Stock   460335201         543       23,760 SHS            SOLE              23,760
BERKSHIRE HATHAWAY INC.  Common Stock   084670702         540        7,600 SHS            SOLE               7,600
DRESSER-RAND GROUP INC.  Common Stock   261608103         534       13,180 SHS            SOLE              13,180
THE FEMALE HEALTH
 COMPANY                 Common Stock   314462102         528      129,500 SHS            SOLE             129,500
LIBERTY INTERACTIVE
 CORPORATION             Common Stock   53071M104         177       12,000 SHS            SOLE              12,000